UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Viewpoint Investment Partners
Address:          11995 El Camino Real, Suite 305
                  San Diego, CA  92130


Form 13F File Number:  28-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard S. Coons
Title:            President
Phone:            858/704-1310

Signature, Place, and Date of Signing:

           /s/ Richard S. Coons      San Diego, CA           05/03/01
           --------------------      -------------           --------
           [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                           ---------------

Form 13F Information Table Entry Total:             47
                                           ---------------

Form 13F Information Table Value Total:    $    56,608
                                           ---------------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                   VIEWPOINT INVESTMENT PARTNERS
                                                              Form 13F
                                                              12/31/00

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ------- --------       --------------------
Abgenix Inc.                   COM       00339B107          1,658      70,000   Sh         SOLE     N/A        70,000
Adept Technology               COM       006854103            350      25,000   Sh         SOLE     N/A        25,000
Alkermes Inc                   COM       01642T108          2,071      94,400   Sh         SOLE     N/A        94,400
Allegiance Telecom Inc         COM       01747T102            885      60,000   Sh         SOLE     N/A        60,000
Becton Dickinson & Co          COM       075887109          1,413      40,000   Sh         SOLE     N/A        40,000
Beverley Enterprises           COM       087851309            800     100,000   Sh         SOLE     N/A       100,000
Bionutrics Inc.                COM       090946104             72      85,700   Sh         SOLE     N/A        85,700
Caremark RX Inc.               COM       141705103          5,633     432,000   Sh         SOLE     N/A       432,000
Chronimed Inc                  COM       171164106            139      10,000   Sh         SOLE     N/A        10,000
Coolsavings.com Inc            COM       216485102             64     127,000   Sh         SOLE     N/A       127,000
Cumulus Media Inc              COM       231082108            260      45,000   Sh         SOLE     N/A        45,000
Ebay                           COM       278642103            362      10,000   Sh         SOLE     N/A        10,000
Exodus Communications          COM       302088109          3,028     281,700   Sh         SOLE     N/A       281,700
Gemstar Intl                   COM       36866W106            509      17,700   Sh         SOLE     N/A        17,700
Grant Prideco                  COM       38821G101            203      11,800   Sh         SOLE     N/A        11,800
Grey Wolf                      COM       397888108            976     150,200   Sh         SOLE     N/A       150,200
Hnc Software Inc               COM       40425P107          1,674      95,300   Sh         SOLE     N/A        95,300
I2 Technologies                COM       465754109          1,160      80,000   Sh         SOLE     N/A        80,000
Interwoven                     COM       46114T102            302      30,000   Sh         SOLE     N/A        30,000
JDS Uniphase Corp.com          COM       46612J101            306      16,600   Sh         SOLE     N/A        16,600
Juniper.com                    COM       48203R104            607      16,000   Sh         SOLE     N/A        16,000
Key Energy Services            COM       492914106            803      75,000   Sh         SOLE     N/A        75,000
Kulicke and Soffa Industries   COM       501242101            684      50,400   Sh         SOLE     N/A        50,400
LSI Logic Corporation          COM       502161102            944      60,000   Sh         SOLE     N/A        60,000
Leap Wireless International    COM       521863100          1,816      64,700   Sh         SOLE     N/A        64,700
Medarex Inc                    COM       583916101          1,168      70,000   Sh         SOLE     N/A        70,000
Mentor Graphics Corp           COM       587200106            825      40,000   Sh         SOLE     N/A        40,000
Nabors Inds Inc.               COM       629568106          1,037      20,000   Sh         SOLE     N/A        20,000
Nordstrom                      COM       655664100          1,561      95,900   Sh         SOLE     N/A        95,900
Officemax Inc                  COM       67622M108            744     198,500   Sh         SOLE     N/A       198,500
Packaging Corporation of Ame   COM       695156109            660      50,000   Sh         SOLE     N/A        50,000
Parametric Technology Corp     COM       699173100          1,764     194,700   Sh         SOLE     N/A       194,700
Parker Drilling                COM       701081101            320      50,000   Sh         SOLE     N/A        50,000
Portal Software                COM       736126103          5,838     691,900   Sh         SOLE     N/A       691,900
Quest Software                 COM       74834T103          1,546      87,100   Sh         SOLE     N/A        87,100
Radio One                      COM       75040P108            241      13,700   Sh         SOLE     N/A        13,700
Retek Inc.                     COM       76128Q109            703      37,387   Sh         SOLE     N/A        37,387
Saks Inc                       COM       79377W108            854      65,700   Sh         SOLE     N/A        65,700
Silicon Image, Inc.            COM       82705T102          1,665     451,400   Sh         SOLE     N/A       451,400
Six Flags Inc                  COM       83001P109          3,675     189,900   Sh         SOLE     N/A       189,900
Smurfit Stone Container Corp   COM       832727101            666      50,000   Sh         SOLE     N/A        50,000
Staples Inc                    COM       855030102          1,950     131,100   Sh         SOLE     N/A       131,100
Starbucks Corp                 COM       855244109          1,897      44,700   Sh         SOLE     N/A        44,700
Stewart Stevenson Services     COM       860342104            870      40,000   Sh         SOLE     N/A        40,000
UTStarcom Inc                  COM       918076100            540      32,500   Sh         SOLE     N/A        32,500
Usa Networks Inc               COM       902984103            479      20,000   Sh         SOLE     N/A        20,000
Verisign Inc                   COM       92343E102            886      25,000   Sh         SOLE     N/A        25,000
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                                47                         56,608
























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